Trust Account and Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Trust Account and Fair Value Measurement [Abstract]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis	Since all of the Company’s permitted investments at December 31, 2022 consisted of money market funds meeting certain conditions under Rule
2a-7
under the Investment Company Act of 1940, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets or liabilities as follows:

Description	Carrying Value at December 31, 2022	Quoted Price in Active Markets (Level 1)
Assets:
Money Market Fund	$304,675,000	$304,675,000

Total	$304,675,000	$304,675,000